Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (8,214)	$ (5,243)	$ (5,813)
Adjustments to reconcile net loss to net cash from operating activities:
Stock compensation			355
Changes in assets and liabilities:
Prepayments and other assets		227	62	321
Accounts payable		2,499	(858)	2,012
Due to related parties		1,277	2,672	1,832
Accrued and other liabilities		(167)	176	(178)
Net cash used in operating activities		(2,203)	3,677	4,446
Cash flows from investing activities:
Net cash provided by investing activities		(99)
Cash flows from financing activities:
Gross proceeds from issuance of common stock		315	4,800
Common stock offering costs		(407)	(414)
Net cash provided by / (used in) financing activities		(187)	(2,767)	(7,285)
Net (decrease) / increase in cash and cash equivalents and restricted cash		(2,489)	910	(2,839)
Parent Company [Member]
Cash flows from operating activities:
Net loss		(8,214)	(5,243)	(5,813)
Adjustments to reconcile net loss to net cash from operating activities:
Stock compensation			355
Equity in loss of subsidiaries, net of dividends received*	[1]	5,685	2,049	5,647
Changes in assets and liabilities:
Due from related parties		(206)	(572)
Prepayments and other assets		13	(77)	2
Accounts payable		182	(34)	(121)
Due to related parties			1,678	(4,087)
Accrued and other liabilities		(46)	22	(71)
Net cash used in operating activities		(2,586)	(1,822)	(4,443)
Cash flows from investing activities:
Net cash provided by investing activities
Cash flows from financing activities:
Gross proceeds from issuance of common stock		315	4,800
Common stock offering costs		(407)	(414)
Net cash provided by / (used in) financing activities		(92)	4,386
Net (decrease) / increase in cash and cash equivalents and restricted cash		(2,678)	2,564	(4,443)
Cash and cash equivalents and restricted cash at the beginning of the year		2,695	131	4,574
Cash and cash equivalents and restricted cash at end of the year		$ 17	$ 2,695	$ 131

[1]	Eliminated on consolidation